Common Stock and Capital Surplus (Narrative) (Detail) - JPY (¥) ¥ in Millions						1 Months Ended
	Nov. 13, 2019	Nov. 13, 2018	May 15, 2018	Nov. 14, 2017	May 15, 2017	Dec. 23, 2019	Dec. 10, 2018	Jun. 04, 2018	Dec. 22, 2017	Jun. 21, 2017	Mar. 31, 2020
Common Stock [Member]
Treasury Stock:
Number of own shares repurchased						85,775,400	159,836,800	72,420,700	127,666,900	141,158,900
Approximate repurchase amount in aggregate of own shares based on the discretionary dealing contract						¥ 50,000	¥ 100,000	¥ 50,000	¥ 100,000	¥ 100,000
Approximate percentage of shares allowed for repurchase over total number of outstanding shares	0.77%	1.52%	0.76%	1.50%	1.49%
Date of own shares cancelled	Jan. 20, 2020	Jan. 22, 2019	Jul. 20, 2018	Jan. 22, 2018	Jul. 20, 2017
Common Stock [Member] | Maximum [Member]
Treasury Stock:
Aggregated Number of shares allowed for repurchase	100,000,000	200,000,000	100,000,000	200,000,000	200,000,000
Aggregate amount of shares allowed for repurchase	¥ 50,000	¥ 100,000	¥ 50,000	¥ 100,000	¥ 100,000
Companies Act [Member] | Minimum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account											50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991											5.00%
Companies Act [Member] | Maximum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991											10.00%
BK and TB [Member] | Companies Act [Member] | Common Stock [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991											¥ 1,910,106
BK and TB [Member] | Companies Act [Member] | Unappropriated Retained Earnings [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991											¥ (1,910,106)